Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per Share
Schedule of calculation of the basic and diluted weighted-average shares and EPS

	Year Ended December 31,
(in thousands, except per share data)	2016	2015	2014
Income (numerator):
Net income (loss) attributable to controlling interests	$(42,552)	$(2,381)	$41,136
Less: Dividends and accretion on preferred stock	(2,669)	—	—
Net income (loss) attributable to common shareholder	$(45,221)	$(2,381)	$41,136
Weighted-average shares (denominator) (1) :
Weighted-average number of shares of Class A common stock - basic	43,506	29,161	13,622
Weighted-average number of shares of Class A common stock - diluted	43,506	29,161	13,630
Earnings (loss) per share (1) :
Basic - Net income (loss) attributable to common shareholders	$(1.04)	$(0.08)	$3.02
Diluted - Net income (loss) attributable to common shareholders	$(1.04)	$(0.08)	$3.02

(1)

All share and earnings per share information presented has been recast to retrospectively adjust for the effects of the 0.087423 per share Special Stock Dividend, as defined in Note 16, “Subsequent Events - Special Stock Dividend Declared”, distributed on March 31, 2017.